Note 18 - Recoverable Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Classifications of recoverable taxes [text block]
	2021	2020
PIS/COFINS exclusion of ICMS (i)	5,360.0	5,183.4
ICMS	383.6	266.5
Other	261.8	245.9
Non-current	6,005.4	5,695.8

PIS/COFINS exclusion of ICMS (i)	517.0	-
PIS/COFINS	648.5	712.0
ICMS	565.6	563.4
IPI	168.6	177.0
Other	81.4	75.5
Current	1,981.1	1,527.9

Total	7,986.5	7,223.7